Sarah T. Swain
+1.202.373.6057
sarah.swain@morganlewis.com

VIA EDGAR

June 9, 2017

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	City National Rochdale Funds (File No. 333-16093)
Filing Pursuant to Rule 497 Under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of our client, City National Rochdale Funds (the “Trust”), we are filing, pursuant to Rule 497 under the Securities Act of 1933, revised risk/return summary information, in interactive data format, for Class N shares of the Trust’s City National Rochdale Fixed Income Opportunities Fund.

Please contact me at (202) 373-6057 with your questions or comments.

Sincerely,

Sarah T. Swain
Sarah T. Swain

Morgan, Lewis & Bockius llp
1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001